Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Payable and Accrued Liabilities
18.	Accounts payable and accrued liabilities
	December 31, 2021	December 31, 2020
Trade payables	4,172	4,849
Accrued and other liabilities	34,280	18,459
	38,452	23,308